ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2023

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Policy Owners of ZALICO Variable Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Separate Account (the Separate Account), as of December 31, 2023, the related statement of operations and the statements of changes in policy owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its policy owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s Auditor since 2021.

April 25, 2024

Appendix

Subaccounts comprising ZALICO Variable Separate Account

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Growth & Income-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

American Century VP Disciplined Core Value

American Century VP International

American Century VP Ultra

American Century VP Value

AST International Equity Portfolio

AST Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Small Cap Growth

AST T Rowe Price Asset Allocation

BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares

BNY Mellon Stock Index Fund Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares

BNY Mellon VIF Appreciation Portfolio-Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS Core Equity VIP B

DWS CROCI® International VIP A

DWS CROCI® International VIP B

DWS Global Small Cap VIP A

DWS CROCI® U.S. VIP A

DWS Global Income Builder VIP A

DWS Government Money Market VIP A

DWS High Income VIP A

DWS International Growth VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Equity 500 Index VIP A

DWS Small Cap Index VIP A

Fidelity VIP II Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities

	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Fidelity VIP High Income

Fidelity VIP II Index 500

Fidelity VIP Overseas

FTVIP Templeton Developing Markets Fund CL 2

FTVIP Templeton Foreign Fund CL 2

FTVIP Templeton Global Bond Fund CL 2

Invesco V.I. Discovery Mid Cap Growth Fund Series I

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Technology Fund Series I

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Flexible Bond Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Overseas Portfolio I-S

Janus Henderson Research Portfolio I-S

PIMCO PVIT International Bond (U.S. Dollar- Hedged) – Admin

PIMCO PVIT Low Duration Portfolio – Admin

	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

AST Large-Cap Growth Portfolio	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 10, 2022 through December 31, 2022

AST Core Fixed Income Portfolio	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from February 11, 2022 through December 31, 2022

AST Loomis Sayles Large-Cap Growth Portfolio	N/A	For the period ended June 10, 2022

AST BlackRock Low Duration Bond AST BlackRock Loomis Sayles Bond Portfolio AST T Rowe Price Large-Cap Value Portfolio	N/A	For the period ended February 11, 2022

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity

December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
ASSETS
Investments in underlying portfolio funds, at current fair value	$558,910	$533,476	$1,007,091	$902,052	$1,458,003	$59,859	$41,660	$146,431	$375,094
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	558,910	533,476	1,007,091	902,052	1,458,003	59,859	41,660	146,431	375,094

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$558,910	$533,476	$1,007,091	$902,052	$1,458,003	$59,859	$41,660	$146,431	$375,094

Units Outstanding	17,721	9,200	18,606	16,411	32,111	1,517	1,660	1,814	9,436

Shares Owned in Each Portfolio	29,525	6,820	36,742	14,451	86,528	7,804	3,938	5,709	30,771

Fair Value per Share	$18.93	$78.22	$27.41	$62.42	$16.85	$7.67	$10.58	$25.65	$12.19

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	Advanced Series Trust							BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund
	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares
ASSETS
Investments in underlying portfolio funds, at current fair value	$391,908	$573,549	$12,271,219	$3,020,938	$2,384,156	$312,997	$1,114,638	$129,816	$775,724
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	391,908	573,549	12,271,219	3,020,938	2,384,156	312,997	1,114,638	129,816	775,724

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$391,908	$573,549	$12,271,219	$3,020,938	$2,384,156	$312,997	$1,114,638	$129,816	$775,724

Units Outstanding	42,659	21,043	908,386	44,195	27,483	4,164	18,252	2,598	13,877

Shares Owned in Each Portfolio	29,623	22,519	169,282	63,147	161,857	4,485	26,898	6,949	11,229

Fair Value per Share	$13.23	$25.47	$72.49	$47.84	$14.73	$69.79	$41.44	$18.68	$69.08

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
ASSETS
Investments in underlying portfolio funds, at current fair value	$198,357	$235,619	$823,517	$6,410,134	$1,708,647	$145,492	$241,409	$272,037	$308,223
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	198,357	235,619	823,517	6,410,134	1,708,647	145,492	241,409	272,037	308,223

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$198,357	$235,619	$823,517	$6,410,134	$1,708,647	$145,492	$241,409	$272,037	$308,223

Units Outstanding	4,795	4,682	22,229	112,494	34,020	3,195	14,085	14,050	8,242

Shares Owned in Each Portfolio	4,410	6,728	19,640	169,401	139,595	11,896	32,317	36,369	29,495

Fair Value per Share	$44.98	$35.02	$41.93	$37.84	$12.24	$12.23	$7.47	$7.48	$10.45

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	Deutsche DWS Variable Series II							Deutsche DWS Investments VIT Funds
	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A
ASSETS
Investments in underlying portfolio funds, at current fair value	$2,089,159	$1,235,772	$2,523,597	$660,334	$4,153	$4,004,328	$85,945	$807,499	$150,582
Dividends and other receivables	—	—	27	—	—	—	—	—	—

Total assets	2,089,159	1,235,772	2,523,624	660,334	4,153	4,004,328	85,945	807,499	150,582

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$2,089,159	$1,235,772	$2,523,624	$660,334	$4,153	$4,004,328	$85,945	$807,499	$150,582

Units Outstanding	253,011	119,998	1,046,388	89,483	149	585,585	1,329	17,811	3,916

Shares Owned in Each Portfolio	134,006	54,948	2,523,597	117,289	275	292,287	6,201	29,941	11,048

Fair Value per Share	$15.59	$22.49	$1.00	$5.63	$15.10	$13.70	$13.86	$26.97	$13.63

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2
ASSETS
Investments in underlying portfolio funds, at current fair value	$3,814,319	$1,201,473	$1,280,573	$1,824,166	$145,623	$3,382,329	$80,008	$128,578	$62,576
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	3,814,319	1,201,473	1,280,573	1,824,166	145,623	3,382,329	80,008	128,578	62,576

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$3,814,319	$1,201,473	$1,280,573	$1,824,166	$145,623	$3,382,329	$80,008	$128,578	$62,576

Units Outstanding	22,829	21,159	16,640	14,914	6,179	5,012	3,157	7,063	3,394

Shares Owned in Each Portfolio	78,436	48,349	13,755	30,525	31,657	7,324	3,099	15,623	4,394

Fair Value per Share	$48.63	$24.85	$93.10	$59.76	$4.60	$461.81	$25.82	$8.23	$14.24

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds				Janus Aspen Series
	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S
ASSETS
Investments in underlying portfolio funds, at current fair value	$40,788	$68,249	$88,009	$157	$243,632	$2,058,747	$1,571,183	$90,217	$2,704,205
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	40,788	68,249	88,009	157	243,632	2,058,747	1,571,183	90,217	2,704,205

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$40,788	$68,249	$88,009	$157	$243,632	$2,058,747	$1,571,183	$90,217	$2,704,205

Units Outstanding	2,846	5,022	3,022	15	3,796	54,324	23,189	5,378	16,220

Shares Owned in Each Portfolio	3,177	1,087	3,631	10	13,169	45,467	20,533	8,977	57,111

Fair Value per Share	$12.84	$62.79	$24.24	$15.70	$18.50	$45.28	$76.52	$10.05	$47.35

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2023

	Janus Aspen Series			PIMCO Variable Insurance Trust
	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
ASSETS
Investments in underlying portfolio funds, at current fair value	$1,066,495	$606,118	$1,616,470	$71,776	$32,940
Dividends and other receivables	—	—	—	—	—

Total assets	1,066,495	606,118	1,616,470	71,776	32,940

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—

Policy owners’ equity	$1,066,495	$606,118	$1,616,470	$71,776	$32,940

Units Outstanding	26,490	26,914	26,532	3,026	1,988

Shares Owned in Each Portfolio	17,455	14,407	35,802	7,302	3,431

Fair Value per Share	$61.10	$42.07	$45.15	$9.83	$9.60

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$7,619	$—	$12,893	$—	$—	$1,104	$568	$—	$8,531
EXPENSES
Administration, mortality and expense risk charges	2,775	4,108	3,315	2,938	4,623	308	95	420	1,206

Net investment income (loss)	4,844	(4,108)	9,578	(2,938)	(4,623)	796	473	(420)	7,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	7,275	1,254	22,829	(6,846)	(58,336)	(9,302)	(47)	647	2,632
Capital gain distributions	1,829	—	29,174	—	—	—	—	8,597	28,040

Net realized gain (loss) on investments	9,104	1,254	52,003	(6,846)	(58,336)	(9,302)	(47)	9,244	30,672
Change in unrealized appreciation (depreciation) on investments	68,667	159,108	133,808	236,967	337,924	13,670	4,283	35,177	(7,990)

Net realized and unrealized gain on investments	77,771	160,362	185,811	230,121	279,588	4,368	4,236	44,421	22,682

Net increase in policy owners’ equity resulting from operations	$82,615	$156,254	$195,389	$227,183	$274,965	$5,164	$4,709	$44,001	$30,007

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	Advanced Series Trust							BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund
	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$—	$—	$—	$—	$—	$—	$—	$922	$10,521
EXPENSES
Administration, mortality and expense risk charges	3,447	4,853	97,076	25,893	19,974	2,557	9,378	1,055	2,625

Net investment income (loss)	(3,447)	(4,853)	(97,076)	(25,893)	(19,974)	(2,557)	(9,378)	(133)	7,896

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(4,813)	18,924	120,668	237,637	72,940	11,638	52,431	(288)	34,290
Capital gain distributions	—	—	—	—	—	—	—	3,708	27,420

Net realized gain (loss) on investments	(4,813)	18,924	120,668	237,637	72,940	11,638	52,431	3,420	61,710
Change in unrealized appreciation (depreciation) on investments	28,429	69,147	3,760,584	39,690	369,323	34,302	113,607	15,855	95,503

Net realized and unrealized gain on investments	23,616	88,071	3,881,252	277,327	442,263	45,940	166,038	19,275	157,213

Net increase in policy owners’ equity resulting from operations	$20,169	$83,218	$3,784,176	$251,434	$422,289	$43,383	$156,660	$19,142	$165,109

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund			Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$1,289	$1,579	$2,549	$4,212	$14,718	$819	$7,313	$7,560	$2,404
EXPENSES
Administration, mortality and expense risk charges	1,018	755	2,535	50,076	12,086	1,284	1,605	2,247	2,445

Net investment income (loss)	271	824	14	(45,864)	2,632	(465)	5,708	5,313	(41)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	298	(5,753)	(4,905)	142,271	(6,511)	(4,316)	(4,903)	(1,850)	(2,201)
Capital gain distributions	20,694	19,572	17,183	231,891	89,680	7,518	—	—	1,580

Net realized gain (loss) on investments	20,992	13,819	12,278	374,162	83,169	3,202	(4,903)	(1,850)	(621)
Change in unrealized appreciation (depreciation) on investments	16,164	26,872	56,591	1,443,920	265,858	31,144	38,769	37,458	59,338

Net realized and unrealized gain on investments	37,156	40,691	68,869	1,818,082	349,027	34,346	33,866	35,608	58,717

Net increase in policy owners’ equity resulting from operations	$37,427	$41,515	$68,883	$1,772,218	$351,659	$33,881	$39,574	$40,921	$58,676

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	Deutsche DWS Variable Series II							Deutsche DWS Investments VIT Funds
	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$32,053	$36,471	$117,908	$32,849	$30	$921	$909	$9,837	$1,571
EXPENSES
Administration, mortality and expense risk charges	17,110	10,028	19,466	5,582	36	29,808	702	6,471	448

Net investment income (loss)	14,943	26,443	98,442	27,267	(6)	(28,887)	207	3,366	1,123

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	8,286	(13,297)	—	(8,962)	28	(135,457)	134	4,927	(5,673)
Capital gain distributions	—	—	—	—	—	127,141	3,054	37,119	3,369

Net realized gain (loss) on investments	8,286	(13,297)	—	(8,962)	28	(8,316)	3,188	42,046	(2,304)
Change in unrealized appreciation (depreciation) on investments	323,384	141,649	—	43,995	524	651,966	7,129	115,853	22,761

Net realized and unrealized gain on investments	331,670	128,352	—	35,033	552	643,650	10,317	157,899	20,457

Net increase in policy owners’ equity resulting from operations	$346,613	$154,795	$98,442	$62,300	$546	$614,763	$10,524	$161,265	$21,580

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$16,929	$22,097	$1,484	$—	$7,979	$45,714	$787	$2,520	$1,888
EXPENSES
Administration, mortality and expense risk charges	30,847	6,811	3,969	14,292	608	27,796	241	745	183

Net investment income (loss)	(13,918)	15,286	(2,485)	(14,292)	7,371	17,918	546	1,775	1,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	83,214	10,225	11,003	52,083	(3,367)	156,825	678	(870)	301
Capital gain distributions	122,416	33,169	53,239	—	—	28,696	199	91	—

Net realized gain (loss) on investments	205,630	43,394	64,242	52,083	(3,367)	185,521	877	(779)	301
Change in unrealized appreciation (depreciation) on investments	768,749	51,488	281,750	542,176	9,690	494,473	12,980	12,700	8,852

Net realized and unrealized gain on investments	974,379	94,882	345,992	594,259	6,323	679,994	13,857	11,921	9,153

Net increase in policy owners’ equity resulting from operations	$960,461	$110,168	$343,507	$579,967	$13,694	$697,912	$14,403	$13,696	$10,858

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds				Janus Aspen Series
	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$—	$—	$1,649	$3	$—	$41,300	$2,380	$3,730	$4,682
EXPENSES
Administration, mortality and expense risk charges	156	257	299	1	841	7,414	5,020	314	21,713

Net investment income (loss)	(156)	(257)	1,350	2	(841)	33,886	(2,640)	3,416	(17,031)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(804)	(672)	(281)	—	(9,571)	48,940	(1,620)	(1,376)	16,612
Capital gain distributions	—	—	6,792	8	—	—	102,948	—	—

Net realized gain (loss) on investments	(804)	(672)	6,511	8	(9,571)	48,940	101,328	(1,376)	16,612
Change in unrealized appreciation (depreciation) on investments	1,940	8,718	(907)	5	92,302	191,340	147,148	1,969	786,113

Net realized and unrealized gain on investments	1,136	8,046	5,604	13	82,731	240,280	248,476	593	802,725

Net increase in policy owners’ equity resulting from operations	$980	$7,789	$6,954	$15	$81,890	$274,166	$245,836	$4,009	$785,694

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2023

	Janus Aspen Series			PIMCO Variable Insurance Trust
	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$9,286	$8,884	$2,085	$1,782	$1,261
EXPENSES
Administration, mortality and expense risk charges	3,607	2,127	5,297	616	317

Net investment income (loss)	5,679	6,757	(3,212)	1,166	944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	35,435	6,734	15,242	(635)	(1,879)
Capital gain distributions	28,602	—	—	1,850	—

Net realized gain (loss) on investments	64,037	6,734	15,242	1,215	(1,879)
Change in unrealized appreciation (depreciation) on investments	162,609	46,125	494,445	3,006	2,449

Net realized and unrealized gain on investments	226,646	52,859	509,687	4,221	570

Net increase in policy owners’ equity resulting from operations	$232,325	$59,616	$506,475	$5,387	$1,514

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$4,844	$(4,108)	$9,578	$(2,938)	$(4,623)	$796	$473	$(420)	$7,325
Net realized gain (loss) on investments	9,104	1,254	52,003	(6,846)	(58,336)	(9,302)	(47)	9,244	30,672
Change in unrealized appreciation (depreciation) of investments	68,667	159,108	133,808	236,967	337,924	13,670	4,283	35,177	(7,990)

Net increase in policy owners’ equity resulting from operations	82,615	156,254	195,389	227,183	274,965	5,164	4,709	44,001	30,007

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	11,471	—	23,365	22,145	40,637	4,215	567	1,755	11,952
Net transfer (to) from affiliate and subaccounts	(10,056)	(79,742)	8,835	(2,475)	1,837	(27,091)	(715)	894	4,658
Payments for redemptions	(20,578)	—	(35,495)	(41,776)	(32,319)	—	—	—	(5,696)
Cost of insurance	(16,435)	(2,352)	(33,738)	(31,737)	(61,266)	(6,236)	(743)	(2,180)	(15,363)

Net increase (decrease) from policy owners’ equity transactions	(35,598)	(82,094)	(37,033)	(53,843)	(51,111)	(29,112)	(891)	469	(4,449)

Total increase (decrease) in policy owners’ equity	47,017	74,160	158,356	173,340	223,854	(23,948)	3,818	44,470	25,558
POLICY OWNERS’ EQUITY
Beginning of period	511,893	459,316	848,735	728,712	1,234,149	83,807	37,842	101,961	349,536

End of period	$558,910	$533,476	$1,007,091	$902,052	$1,458,003	$59,859	$41,660	$146,431	$375,094

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Advanced Series Trust							BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund
	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(3,447)	$(4,853)	$(97,076)	$(25,893)	$(19,974)	$(2,557)	$(9,378)	$(133)	$7,896
Net realized gain (loss) on investments	(4,813)	18,924	120,668	237,637	72,940	11,638	52,431	3,420	61,710
Change in unrealized appreciation (depreciation) of investments	28,429	69,147	3,760,584	39,690	369,323	34,302	113,607	15,855	95,503

Net increase in policy owners’ equity resulting from operations	20,169	83,218	3,784,176	251,434	422,289	43,383	156,660	19,142	165,109

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	37,036	26,248	345,631	100,260	81,394	9,553	36,192	—	14,467
Net transfer (to) from affiliate and subaccounts	(4,008)	(4,748)	(257,384)	(120,011)	(17,642)	5,742	(29,532)	—	(10,849)
Payments for redemptions	—	(3,730)	(237,832)	(80,312)	(41,954)	(2,454)	(20,260)	—	(51,526)
Cost of insurance	(46,217)	(35,507)	(621,168)	(163,531)	(154,230)	(16,830)	(63,148)	(596)	(20,757)

Net increase (decrease) from policy owners’ equity transactions	(13,189)	(17,737)	(770,753)	(263,594)	(132,432)	(3,989)	(76,748)	(596)	(68,665)

Total increase (decrease) in policy owners’ equity	6,980	65,481	3,013,423	(12,160)	289,857	39,394	79,912	18,546	96,444
POLICY OWNERS’ EQUITY
Beginning of period	384,928	508,068	9,257,796	3,033,098	2,094,299	273,603	1,034,726	111,270	679,280

End of period	$391,908	$573,549	$12,271,219	$3,020,938	$2,384,156	$312,997	$1,114,638	$129,816	$775,724

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$271	$824	$14	$(45,864)	$2,632	$(465)	$5,708	$5,313	$(41)
Net realized gain (loss) on investments	20,992	13,819	12,278	374,162	83,169	3,202	(4,903)	(1,850)	(621)
Change in unrealized appreciation (depreciation) of investments	16,164	26,872	56,591	1,443,920	265,858	31,144	38,769	37,458	59,338

Net increase in policy owners’ equity resulting from operations	37,427	41,515	68,883	1,772,218	351,659	33,881	39,574	40,921	58,676

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,650	6,794	19,554	59,364	43,853	5,184	7,699	10,842	—
Net transfer (to) from affiliate and subaccounts	(636)	(16,993)	29,587	(302,167)	(85,815)	(56,862)	(19,245)	(3,958)	—
Payments for redemptions	—	(653)	(25,411)	(54,364)	(70,913)	(19,046)	(9,294)	—	—
Cost of insurance	(4,191)	(8,079)	(30,838)	(137,329)	(69,541)	(11,551)	(11,066)	(11,055)	(1,358)

Net increase (decrease) from policy owners’ equity transactions	(1,177)	(18,931)	(7,108)	(434,496)	(182,416)	(82,275)	(31,906)	(4,171)	(1,358)

Total increase (decrease) in policy owners’ equity	36,250	22,584	61,775	1,337,722	169,243	(48,394)	7,668	36,750	57,318
POLICY OWNERS’ EQUITY
Beginning of period	162,107	213,035	761,742	5,072,412	1,539,404	193,886	233,741	235,287	250,905

End of period	$198,357	$235,619	$823,517	$6,410,134	$1,708,647	$145,492	$241,409	$272,037	$308,223

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Deutsche DWS Variable Series II							Deutsche DWS Investments VIT Funds
	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$14,943	$26,443	$98,442	$27,267	$(6)	$(28,887)	$207	$3,366	$1,123
Net realized gain (loss) on investments	8,286	(13,297)	—	(8,962)	28	(8,316)	3,188	42,046	(2,304)
Change in unrealized appreciation (depreciation) of investments	323,384	141,649	—	43,995	524	651,966	7,129	115,853	22,761

Net increase in policy owners’ equity resulting from operations	346,613	154,795	98,442	62,300	546	614,763	10,524	161,265	21,580

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	28,283	14,306	124,681	14,621	—	140,315	—	—	3,390
Net transfer (to) from affiliate and subaccounts	(15,894)	(60,708)	(106,300)	(13,030)	—	23,469	—	(8)	(5,836)
Payments for redemptions	(40,519)	(11,564)	(43,011)	(289)	—	(84,909)	—	—	(190)
Cost of insurance	(40,255)	(25,421)	(196,513)	(21,932)	(50)	(198,107)	(429)	(3,525)	(4,280)

Net increase (decrease) from policy owners’ equity transactions	(68,385)	(83,387)	(221,143)	(20,630)	(50)	(119,232)	(429)	(3,533)	(6,916)

Total increase (decrease) in policy owners’ equity	278,228	71,408	(122,701)	41,670	496	495,531	10,095	157,732	14,664
POLICY OWNERS’ EQUITY
Beginning of period	1,810,931	1,164,364	2,646,325	618,664	3,657	3,508,797	75,850	649,767	135,918

End of period	$2,089,159	$1,235,772	$2,523,624	$660,334	$4,153	$4,004,328	$85,945	$807,499	$150,582

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(13,918)	$15,286	$(2,485)	$(14,292)	$7,371	$17,918	$546	$1,775	$1,705
Net realized gain (loss) on investments	205,630	43,394	64,242	52,083	(3,367)	185,521	877	(779)	301
Change in unrealized appreciation (depreciation) of investments	768,749	51,488	281,750	542,176	9,690	494,473	12,980	12,700	8,852

Net increase in policy owners’ equity resulting from operations	960,461	110,168	343,507	579,967	13,694	697,912	14,403	13,696	10,858

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	108,212	49,412	19,840	48,120	4,332	102,750	4,027	4,415	899
Net transfer (to) from affiliate and subaccounts	(78,761)	(8,223)	(21,545)	(38,188)	(4,021)	(52,056)	(10,333)	2,236	(1,687)
Payments for redemptions	(44,301)	(25,902)	(8,426)	(14,855)	—	(32,016)	(795)	—	—
Cost of insurance	(192,592)	(76,487)	(35,360)	(100,433)	(7,608)	(202,208)	(3,540)	(6,246)	(2,089)

Net increase (decrease) from policy owners’ equity transactions	(207,442)	(61,200)	(45,491)	(105,356)	(7,297)	(183,530)	(10,641)	405	(2,877)

Total increase (decrease) in policy owners’ equity	753,019	48,968	298,016	474,611	6,397	514,382	3,762	14,101	7,981
POLICY OWNERS’ EQUITY
Beginning of period	3,061,300	1,152,505	982,557	1,349,555	139,226	2,867,947	76,246	114,477	54,595

End of period	$3,814,319	$1,201,473	$1,280,573	$1,824,166	$145,623	$3,382,329	$80,008	$128,578	$62,576

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds				Janus Aspen Series
	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(156)	$(257)	$1,350	$2	$(841)	$33,886	$(2,640)	$3,416	$(17,031)
Net realized gain (loss) on investments	(804)	(672)	6,511	8	(9,571)	48,940	101,328	(1,376)	16,612
Change in unrealized appreciation (depreciation) of investments	1,940	8,718	(907)	5	92,302	191,340	147,148	1,969	786,113

Net increase in policy owners’ equity resulting from operations	980	7,789	6,954	15	81,890	274,166	245,836	4,009	785,694

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,505	343	2,238	—	6,239	23,403	25,532	5,985	90,471
Net transfer (to) from affiliate and subaccounts	(2,201)	(8)	4,161	(1)	(6,716)	(64,518)	(37,714)	13,733	(71,022)
Payments for redemptions	(4)	—	(198)	—	(15,110)	(54,415)	(58,404)	—	(98,154)
Cost of insurance	(1,038)	(2,628)	(4,074)	(4)	(7,361)	(36,145)	(57,175)	(8,525)	(150,620)

Net increase (decrease) from policy owners’ equity transactions	(738)	(2,293)	2,127	(5)	(22,948)	(131,675)	(127,761)	11,193	(229,325)

Total increase (decrease) in policy owners’ equity	242	5,496	9,081	10	58,942	142,491	118,075	15,202	556,369
POLICY OWNERS’ EQUITY
Beginning of period	40,546	62,753	78,928	147	184,690	1,916,256	1,453,108	75,015	2,147,836

End of period	$40,788	$68,249	$88,009	$157	$243,632	$2,058,747	$1,571,183	$90,217	$2,704,205

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Janus Aspen Series			PIMCO Variable Insurance Trust
	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$5,679	$6,757	$(3,212)	$1,166	$944
Net realized gain (loss) on investments	64,037	6,734	15,242	1,215	(1,879)
Change in unrealized appreciation (depreciation) of investments	162,609	46,125	494,445	3,006	2,449

Net increase in policy owners’ equity resulting from operations	232,325	59,616	506,475	5,387	1,514

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	27,125	13,559	29,847	3,622	1,906
Net transfer (to) from affiliate and subaccounts	(24,751)	(23,583)	(91,209)	1,072	(14,850)
Payments for redemptions	(50,167)	(7,527)	(29,720)	—	—
Cost of insurance	(39,106)	(19,214)	(47,679)	(6,193)	(3,099)

Net increase (decrease) from policy owners’ equity transactions	(86,899)	(36,765)	(138,761)	(1,499)	(16,043)

Total increase (decrease) in policy owners’ equity	145,426	22,851	367,714	3,888	(14,529)
POLICY OWNERS’ EQUITY
Beginning of period	921,069	583,267	1,248,756	67,888	47,469

End of period	$1,066,495	$606,118	$1,616,470	$71,776	$32,940

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$3,392	$(4,858)	$9,488	$(3,110)	$(5,038)	$1,197	$421	$(461)	$6,141
Net realized gain (loss) on investments	34,693	45,872	114,154	39,591	50,702	20,961	6,793	37,162	55,303
Change in unrealized depreciation of investments	(109,716)	(312,776)	(280,624)	(491,385)	(771,167)	(34,754)	(19,330)	(89,998)	(60,913)

Net increase (decrease) in policy owners’ equity resulting from operations	(71,631)	(271,762)	(156,982)	(454,904)	(725,503)	(12,596)	(12,116)	(53,297)	531

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,029	—	24,837	22,454	42,872	5,034	567	1,961	12,465
Net transfer (to) from affiliate and subaccounts	(21,797)	(11)	(22,584)	48,071	18,835	(2,634)	3,364	(1,018)	(18,949)
Payments for redemptions	(3,788)	—	(2,805)	(14,550)	(23,265)	(253)	—	(10,693)	(1,459)
Cost of insurance	(15,685)	(2,744)	(31,687)	(29,927)	(59,182)	(6,653)	(1,011)	(2,082)	(15,251)

Net increase (decrease) from policy owners’ equity transactions	(29,241)	(2,755)	(32,239)	26,048	(20,740)	(4,506)	2,920	(11,832)	(23,194)

Total increase (decrease) in policy owners’ equity	(100,872)	(274,517)	(189,221)	(428,856)	(746,243)	(17,102)	(9,196)	(65,129)	(22,663)
POLICY OWNERS’ EQUITY
Beginning of period	612,765	733,833	1,037,956	1,157,568	1,980,392	100,909	47,038	167,090	372,199

End of period	$511,893	$459,316	$848,735	$728,712	$1,234,149	$83,807	$37,842	$101,961	$349,536

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Advanced Series Trust
	AST BlackRock Low Duration Bond	AST BlackRock Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio	AST International Growth Portfolio	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Loomis Sayles Large- Cap Growth Portfolio	AST Mid-Cap Growth Portfolio	AST Small Cap Growth
	1/1/2022 to 2/11/2022	1/1/2022 to 2/11/2022	2/11/2022 to 12/31/2022	1/1/2022 to 12/31/2022	6/10/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 6/10/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(165)	$(367)	$(3,463)	$(4,994)	$(49,710)	$(25,895)	$(48,877)	$(21,141)	$(2,784)
Net realized gain (loss) on investments	7,011	49,492	(9,566)	24,386	(2,062)	149,393	5,948,815	88,440	24,657
Change in unrealized depreciation of investments	(9,441)	(61,246)	(52,123)	(238,571)	(449,004)	(195,701)	(9,878,037)	(1,081,627)	(137,850)

Net increase (decrease) in policy owners’ equity resulting from operations	(2,595)	(12,121)	(65,152)	(219,179)	(500,776)	(72,203)	(3,978,099)	(1,014,328)	(115,977)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,136	2,264	28,409	24,866	194,819	99,339	148,452	85,041	7,501
Net transfer (to) from affiliate and subaccounts	(158,679)	(349,297)	471,732	4,067	10,026,371	1,793,521	(10,254,265)	(40,051)	(10,719)
Payments for redemptions	—	—	(5,825)	(12,871)	(129,385)	(29,906)	(51,039)	(35,892)	(5,271)
Cost of insurance	(1,988)	(3,969)	(44,236)	(37,662)	(333,233)	(162,503)	(281,065)	(160,523)	(17,088)

Net increase (decrease) from policy owners’ equity transactions	(158,531)	(351,002)	450,080	(21,600)	9,758,572	1,700,451	(10,437,917)	(151,425)	(25,577)

Total increase (decrease) in policy owners’ equity	(161,126)	(363,123)	384,928	(240,779)	9,257,796	1,628,248	(14,416,016)	(1,165,753)	(141,554)
POLICY OWNERS’ EQUITY
Beginning of period	161,126	363,123	—	748,847	—	1,404,850	14,416,016	3,260,052	415,157

End of period	$—	$—	$384,928	$508,068	$9,257,796	$3,033,098	$—	$2,094,299	$273,603

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	AST T Rowe Price Asset Allocation	AST T Rowe Price Large- Cap Value Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio- Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2022 to 12/31/2022	1/1/2022 to 2/11/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(10,032)	$(1,978)	$(198)	$7,628	$(93)	$701	$(2,653)	$(47,290)	$576
Net realized gain (loss) on investments	43,424	553,482	27,899	150,411	13,765	57,980	165,754	1,146,291	265,885
Change in unrealized depreciation of investments	(256,052)	(538,520)	(47,175)	(329,366)	(63,160)	(110,369)	(322,928)	(3,532,097)	(572,157)

Net increase (decrease) in policy owners’ equity resulting from operations	(222,660)	12,984	(19,474)	(171,327)	(49,488)	(51,688)	(159,827)	(2,433,096)	(305,696)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	38,087	6,213	—	14,799	3,554	7,557	19,501	60,625	50,165
Net transfer (to) from affiliate and subaccounts	(10,030)	(1,897,138)	—	(67,589)	(436)	(12,123)	(20,573)	(73,648)	(33,941)
Payments for redemptions	(31,028)	(19,564)	—	(14,294)	(502)	(4,899)	(1,971)	(149,465)	(29,861)
Cost of insurance	(63,181)	(11,078)	(582)	(19,883)	(3,916)	(8,516)	(29,357)	(137,772)	(73,450)

Net increase (decrease) from policy owners’ equity transactions	(66,152)	(1,921,567)	(582)	(86,967)	(1,300)	(17,981)	(32,400)	(300,260)	(87,087)

Total increase (decrease) in policy owners’ equity	(288,812)	(1,908,583)	(20,056)	(258,294)	(50,788)	(69,669)	(192,227)	(2,733,356)	(392,783)
POLICY OWNERS’ EQUITY
Beginning of period	1,323,538	1,908,583	131,326	937,574	212,895	282,704	953,969	7,805,768	1,932,187

End of period	$1,034,726	$—	$111,270	$679,280	$162,107	$213,035	$761,742	$5,072,412	$1,539,404

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series I					Deutsche DWS Variable Series II
	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(887)	$5,979	$5,072	$(931)	$17,328	$26,671	$8,600	$28,094	$6
Net realized gain (loss) on investments	33,746	(4,480)	(3,023)	46,542	38,322	101,683	—	(6,188)	80
Change in unrealized depreciation of investments	(73,249)	(39,345)	(43,410)	(128,360)	(409,177)	(360,855)	—	(90,395)	(1,607)

Net increase (decrease) in policy owners’ equity resulting from operations	(40,390)	(37,846)	(41,361)	(82,749)	(353,527)	(232,501)	8,600	(68,489)	(1,521)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,340	8,890	11,978	—	32,050	14,389	132,751	13,051	—
Net transfer (to) from affiliate and subaccounts	(6,400)	198	(12,207)	—	(21,620)	(5,723)	(65,673)	(6,318)	—
Payments for redemptions	—	(4,188)	(8,367)	—	(15,808)	(74,272)	(101,666)	(8,887)	—
Cost of insurance	(12,598)	(11,149)	(10,763)	(1,333)	(42,523)	(25,933)	(198,781)	(21,400)	(48)

Net increase (decrease) from policy owners’ equity transactions	(13,658)	(6,249)	(19,359)	(1,333)	(47,901)	(91,539)	(233,369)	(23,554)	(48)

Total increase (decrease) in policy owners’ equity	(54,048)	(44,095)	(60,720)	(84,082)	(401,428)	(324,040)	(224,769)	(92,043)	(1,569)
POLICY OWNERS’ EQUITY
Beginning of period	247,934	277,836	296,007	334,987	2,212,359	1,488,404	2,871,094	710,707	5,226

End of period	$193,886	$233,741	$235,287	$250,905	$1,810,931	$1,164,364	$2,646,325	$618,664	$3,657

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series II		Deutsche DWS Investments VIT Funds			Fidelity Variable Insurance Products Funds
	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(32,322)	$(34)	$2,249	$826	$(13,744)	$14,980	$3,246	$(14,818)	$6,845
Net realized gain (loss) on investments	481,283	1,386	99,534	23,302	280,488	53,565	154,063	403,635	(4,697)
Change in unrealized depreciation of investments	(1,894,154)	(16,457)	(261,586)	(59,078)	(1,457,129)	(141,518)	(525,012)	(1,280,129)	(21,073)

Net increase (decrease) in policy owners’ equity resulting from operations	(1,445,193)	(15,105)	(159,803)	(34,950)	(1,190,385)	(72,973)	(367,703)	(891,312)	(18,925)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	141,432	—	—	3,714	108,002	42,303	22,995	46,904	4,893
Net transfer (to) from affiliate and subaccounts	(21,113)	—	(89,649)	3,619	(51,257)	(45,898)	(156,041)	(11,277)	(937)
Payments for redemptions	(70,059)	—	—	—	(73,087)	(28,277)	(22,328)	(34,193)	(603)
Cost of insurance	(203,323)	(436)	(3,456)	(4,074)	(190,344)	(75,199)	(34,819)	(100,769)	(7,037)

Net increase (decrease) from policy owners’ equity transactions	(153,063)	(436)	(93,105)	3,259	(206,686)	(107,071)	(190,193)	(99,335)	(3,684)

Total increase (decrease) in policy owners’ equity	(1,598,256)	(15,541)	(252,908)	(31,691)	(1,397,071)	(180,044)	(557,896)	(990,647)	(22,609)
POLICY OWNERS’ EQUITY
Beginning of period	5,107,053	91,391	902,675	167,609	4,458,371	1,332,549	1,540,453	2,340,202	161,835

End of period	$3,508,797	$75,850	$649,767	$135,918	$3,061,300	$1,152,505	$982,557	$1,349,555	$139,226

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$17,303	$609	$2,360	$1,489	$(164)	$(306)	$1,246	$2	$(824)
Net realized gain (loss) on investments	240,893	873	6,297	(2,706)	(809)	19,814	17,050	20	88,763
Change in unrealized depreciation of investments	(974,183)	(26,568)	(45,757)	(3,424)	(1,356)	(51,803)	(20,454)	(35)	(205,673)

Net increase (decrease) in policy owners’ equity resulting from operations	(715,987)	(25,086)	(37,100)	(4,641)	(2,329)	(32,295)	(2,158)	(13)	(117,734)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	103,123	4,262	5,246	899	2,648	326	2,281	—	6,420
Net transfer (to) from affiliate and subaccounts	(66,056)	(677)	(11,087)	(382)	(578)	(104)	(17,488)	(1)	14,528
Payments for redemptions	(87,973)	—	(1,519)	—	(492)	(7,635)	(197)	—	(375)
Cost of insurance	(202,968)	(3,504)	(5,712)	(1,850)	(1,212)	(2,587)	(3,958)	(3)	(6,623)

Net increase (decrease) from policy owners’ equity transactions	(253,874)	81	(13,072)	(1,333)	366	(10,000)	(19,362)	(4)	13,950

Total increase (decrease) in policy owners’ equity	(969,861)	(25,005)	(50,172)	(5,974)	(1,963)	(42,295)	(21,520)	(17)	(103,784)
POLICY OWNERS’ EQUITY
Beginning of period	3,837,808	101,251	164,649	60,569	42,509	105,048	100,448	164	288,474

End of period	$2,867,947	$76,246	$114,477	$54,595	$40,546	$62,753	$78,928	$147	$184,690

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Janus Aspen Series							PIMCO Variable Insurance Trust
	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$17,748	$(2,031)	$1,666	$(17,282)	$6,769	$8,183	$(2,884)	$431	$387
Net realized gain (loss) on investments	120,401	263,479	(1,564)	404,679	148,393	2,804	293,074	(444)	(575)
Change in unrealized depreciation of investments	(536,903)	(550,676)	(14,027)	(1,521,238)	(385,744)	(70,867)	(823,097)	(8,595)	(3,290)

Net increase (decrease) in policy owners’ equity resulting from operations	(398,754)	(289,228)	(13,925)	(1,133,841)	(230,582)	(59,880)	(532,907)	(8,608)	(3,478)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	27,626	28,726	6,105	98,764	26,948	17,548	31,473	3,770	2,594
Net transfer (to) from affiliate and subaccounts	(54,321)	(13,332)	(13,889)	44,047	(6,179)	(23,985)	30,033	(141)	1,349
Payments for redemptions	(13,949)	(2,832)	(377)	(85,758)	(5,372)	(4,595)	(936)	—	(2,149)
Cost of insurance	(38,337)	(53,188)	(7,706)	(149,953)	(36,086)	(17,989)	(43,808)	(5,912)	(4,559)

Net increase (decrease) from policy owners’ equity transactions	(78,981)	(40,626)	(15,867)	(92,900)	(20,689)	(29,021)	16,762	(2,283)	(2,765)

Total increase (decrease) in policy owners’ equity	(477,735)	(329,854)	(29,792)	(1,226,741)	(251,271)	(88,901)	(516,145)	(10,891)	(6,243)
POLICY OWNERS’ EQUITY
Beginning of period	2,393,991	1,782,962	104,807	3,374,577	1,172,340	672,168	1,764,901	78,779	53,712

End of period	$1,916,256	$1,453,108	$75,015	$2,147,836	$921,069	$583,267	$1,248,756	$67,888	$47,469

See accompanying notes to financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

ZALICO Variable Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. This merger had no impact on ZALICO or its operations.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund policies (the “Policy”) for the Zurich Select variable life policies (“Zurich Select”), the Power V flexible premium variable universal life policies (“Power V”), the Farmers Variable Universal Life I flexible premium variable universal life policies (“Farmers Variable Universal Life I”), the Scudder Destinations Life modified single premium variable universal life policies (“Scudder Destinations Life”) and Zurich Life investor flexible premium universal life policies (“Zurich Life investor”). Each subaccount is an open-end diversified management investment company. The Separate Account follows the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

As of December 31, 2023, the Separate Account was comprised of fifty-nine total subaccounts, which are currently open. The following is a list of subaccounts in alphabetical order:

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Growth & Income-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

American Century VP Disciplined Core Value

American Century VP International

American Century VP Ultra

American Century VP Value

AST BlackRock Low Duration Bond (b)

AST BlackRock Loomis Sayles Bond Portfolio (b)

AST Core Fixed Income Portfolio (c)

AST International Equity Portfolio (a)

AST Large-Cap Growth Portfolio (e)

AST Large-Cap Value Portfolio (d)

AST Loomis Sayles Large-Cap Growth Portfolio (b)

AST Mid-Cap Growth Portfolio

AST Small Cap Growth

AST T Rowe Price Asset Allocation

AST T Rowe Price Large-Cap Value Portfolio (b)

BNY Mellon Investment Portfolios MidCap Stock

Portfolio - Initial Shares

BNY Mellon Stock Index Fund Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS Core Equity VIP B

DWS CROCI® International VIP A

DWS CROCI® International VIP B

DWS Global Small Cap VIP A

DWS CROCI® U.S. VIP A

DWS Global Income Builder VIP A

DWS Government Money Market VIP A

DWS High Income VIP A

DWS International Growth VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Equity 500 Index VIP A

DWS Small Cap Index VIP A

Fidelity VIP II Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities

Fidelity VIP High Income

Fidelity VIP II Index 500

Fidelity VIP Overseas

FTVIP Templeton Developing Markets Fund CL 2

FTVIP Templeton Foreign Fund CL 2

FTVIP Templeton Global Bond Fund CL 2

Invesco V.I. Discovery Mid Cap Growth Fund Series I

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Technology Fund Series I

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Flexible Bond Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Overseas Portfolio I-S

Janus Henderson Research Portfolio I-S

PIMCO PVIT International Bond (U.S. Dollar-

Hedged) - Admin

PIMCO PVIT Low Duration Portfolio - Admin

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Notes:

(a)	Effective March 10, 2023, name changed from AST International Growth Portfolio to AST International Equity Portfolio.

(b)	Subaccount closed during 2022.

(c)	Subaccount commenced operations February 11, 2022.

(d)

Effective February 11, 2022, the AST T Rowe Price Large-Cap Value Portfolio closed, and the funds transferred to the following subaccount: AST Hotchkis Wiley Large-Cap Value Portfolio, which then changed its name to AST Large-Cap Value Portfolio.

(e)	Subaccount commenced operations June 10, 2022.

Policy owners may also allocate some or all of gross premiums or transfer some or all of the policy value to the Guaranteed Account, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the policy owners. The Separate Account’s assets are the property of ZALICO for the benefit of policy owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios, whose investments are stated at fair value.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the policies, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023 or 2022. Management will periodically review the policy in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as increases and decreases in net policy owners’ equity could differ from the estimates reported in the accompanying financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Policy Owners’ Equity and the amounts reported in the Statement of Changes in Policy Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies in Note 1.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined in the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosures of transfers between levels of disclosure and a reconciliation of level 3 assets are not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Policy Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

c.	Inputs other than quoted market prices that are observable.

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2023 were as follows:

	Purchases	Sales
Alger Portfolios
Alger Balanced-Class I-2	$23,489	$52,414
Alger Capital Appreciation-Class I-2	—	86,202
Alger Growth & Income-Class I-2	80,553	78,834
Alger Large Cap Growth-Class I-2	37,221	94,002
Alger Mid Cap Growth-Class I-2	44,573	100,309
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value	7,336	35,652
American Century VP International	1,467	1,885
American Century VP Ultra	11,328	2,681
American Century VP Value	59,158	28,241
Advanced Series Trust
AST Core Fixed Income Portfolio	21,942	38,578
AST International Equity Portfolio	10,475	33,064
AST Large-Cap Growth Portfolio	13,469	881,297
AST Large-Cap Value Portfolio	15,967	305,454
AST Mid-Cap Growth Portfolio	13,339	165,746
AST Small Cap Growth	12,590	19,136
AST T Rowe Price Asset Allocation	9,102	95,228
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	4,630	1,651
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares	62,738	96,089
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	24,862	5,074

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$27,681	$26,218
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	52,912	42,824
Deutsche DWS Variable Series I
DWS Capital Growth VIP A	244,815	493,282
DWS Core Equity VIP A	123,024	213,127
DWS Core Equity VIP B	10,175	85,397
DWS CROCI® International VIP A	16,562	42,759
DWS CROCI® International VIP B	13,502	12,360
DWS Global Small Cap VIP A	3,985	3,804
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A	51,666	105,109
DWS Global Income Builder VIP A	45,475	102,420
DWS Government Money Market VIP A	163,445	286,146
DWS High Income VIP A	43,409	36,771
DWS International Growth VIP A	30	85
DWS Small Mid Cap Growth VIP A	215,711	236,689
DWS Small Mid Cap Value VIP A	3,963	1,131
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A	46,957	10,006
DWS Small Cap Index VIP A	10,164	12,588
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund	145,785	244,730
Fidelity VIP Equity Income	85,805	98,550
Fidelity VIP Growth	64,281	59,017
Fidelity VIP Growth Opportunities	6,885	126,533
Fidelity VIP High Income	23,809	23,737
Fidelity VIP II Index 500	80,192	217,108
Fidelity VIP Overseas	4,303	14,199
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2	9,722	7,453
FTVIP Templeton Foreign Fund CL 2	3,338	4,510
FTVIP Templeton Global Bond Fund CL 2	2,240	3,135

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I	$247	$2,796
Invesco V.I. Diversified Dividend Fund Series I	14,649	4,380
Invesco V.I. Equity and Income Fund Series I	11	5
Invesco V.I. Technology Fund Series I	6,242	30,030
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S	79,206	176,996
Janus Henderson Enterprise Portfolio I-S	119,193	146,647
Janus Henderson Flexible Bond Portfolio I-S	23,372	8,763
Janus Henderson Forty Portfolio I-S	24,774	271,131
Janus Henderson Global Research Portfolio I-S	52,689	105,308
Janus Henderson Overseas Portfolio I-S	23,577	53,584
Janus Henderson Research Portfolio I-S	26,384	168,357
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	6,457	4,941
PIMCO PVIT Low Duration Portfolio - Admin	2,629	17,727

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions

Policy Charges	Range
Mortality and Expense Risk Charge

ZALICO assesses a daily asset charge to cover mortality and expense risk associated with certain “No-Lapse Guarantees” and administrative and maintenance expense to cover costs that may exceed administrative charges set by the policies. The charge is assessed as a reduction in unit value.

0.20%-0.90% annualized
Sales Load
A sales load is deducted from each premium payment before the net premium is allocated to the subaccounts.	2%
Contingent Deferred Sales Charge

Proceeds payable on the surrender of a policy are reduced by the amount of any applicable contingent deferred sales charge due to ZALICO. The charge is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the policy was purchased and the surrender date.

0.00%-100%
Transfer Charges
Under the terms of the policies ZALICO has reserved the right to charge an amount for each transfer after the first 12 transfers in any policy year through a redemption in units.	$0-$25 per transfer
Administrative Charge
An administrative charge is assessed on monthly cash value of the policy or a flat charge through a redemption of units.	$5-$10 or 0.25% to 0.35% of net assets annualized
Record Maintenance Charge
A records maintenance charge is assessed annually as a redemption of units to compensate for issuance and administrative costs.	$30
Cost of Insurance Charge

The guarantee cost of insurance charges is based on attained age, sex and history of tobacco use of the insured. The net amount at risk (“NAR”) is the difference between the death benefit and the cash value of the policy. The charge is assessed as a reduction in unit value.

$.06 per $1,000 NAR- $83.33 per $1,000 NAR
Tax Charge

A tax charge is assessed to cover a portion of the insurance company’s state premium tax expense and certain federal income tax liability associated with the receipt of premium. The charge is either deducted from each premium payment or assessed against the average monthly cash value through a redemption of units.

1%-3.5% of premium payment 0.00%-0.40% annualized

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Policy Charges	Range
Withdrawal Charge

A charge is deducted against withdrawals of the initial premium paid under the policy. It is assessed to cover a portion of the insurance company’s premium tax expenses and the sales expenses incurred in distributing the policies. The withdrawal charge declines to 0% after the ninth policy anniversary.

0%-10%
Systematic Withdrawal Charge
A charge is assessed against systematic withdrawals to cover ZALICO’s costs associated with processing the withdrawals.	$50 initial set up $25 subsequent changes
Partial Withdrawal Charge
A charge is assessed against partial withdrawals that are not processed under the systematic withdrawal plan in excess of one per policy year.	$25

Related Party Transactions

Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Zurich Select, Power V, Farmers Variable Universal Life I and Zurich Life investor policy is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policy is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in ZALICO’s general account.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity policies that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Alger Portfolios
Alger Balanced-Class I-2
2023	499	1,717	(1,218)
2022	1,093	2,172	(1,079)
Alger Capital Appreciation-Class I-2
2023	—	2,037	(2,037)
2022	—	58	(58)
Alger Growth & Income-Class I-2
2023	821	1,559	(738)
2022	1,769	2,496	(727)
Alger Large Cap Growth-Class I-2
2023	780	1,901	(1,121)
2022	2,750	2,269	481
Alger Mid Cap Growth-Class I-2
2023	1,113	2,344	(1,231)
2022	3,955	4,722	(767)
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value
2023	174	955	(781)
2022	219	326	(107)
American Century VP International
2023	39	72	(33)
2022	1,576	1,498	78
American Century VP Ultra
2023	41	34	7
2022	529	732	(203)
American Century VP Value
2023	612	728	(116)
2022	1,787	2,468	(681)
Advanced Series Trust
AST Core Fixed Income Portfolio
2023	2,647	4,151	(1,504)
2022	75,502	31,339	44,163

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AST International Equity Portfolio
2023	473	1,185	(712)
2022	1,660	2,568	(908)
AST Large-Cap Growth Portfolio
2023	2,010	69,199	(67,189)
2022	1,048,620	73,045	975,575
AST Large-Cap Value Portfolio
2023	344	4,415	(4,071)
2022	30,930	5,198	25,732
AST Mid-Cap Growth Portfolio
2023	223	1,916	(1,693)
2022	1,730	3,643	(1,913)
AST Small Cap Growth
2023	192	253	(61)
2022	227	603	(376)
AST T Rowe Price Asset Allocation
2023	196	1,568	(1,372)
2022	775	1,962	(1,187)
AST BlackRock Low Duration Bond
2023	—	—	—
2022	133	8,102	(7,969)
AST BlackRock Loomis Sayles Bond Portfolio
2023	—	—	—
2022	107	11,855	(11,748)
AST Loomis Sayles Large-Cap Growth Portfolio
2023	—	—	—
2022	1,631	103,889	(102,258)
AST T Rowe Price Large-Cap Value Portfolio
2023	—	—	—
2022	485	140,090	(139,605)
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2023	—	14	(14)
2022	—	13	(13)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares
2023	504	1,877	(1,373)
2022	1,721	3,646	(1,925)
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2023	66	94	(28)
2022	111	144	(33)
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares
2023	147	572	(425)
2022	918	1,365	(447)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
2023	1,020	1,167	(147)
2022	1,461	2,400	(939)
Deutsche DWS Variable Series I
DWS Capital Growth VIP A
2023	232	10,451	(10,219)
2022	2,235	8,623	(6,388)
DWS Core Equity VIP A
2023	469	4,539	(4,070)
2022	2,625	4,685	(2,060)
DWS Core Equity VIP B
2023	50	2,137	(2,087)
2022	149	508	(359)
DWS CROCI® International VIP A
2023	546	2,438	(1,892)
2022	2,163	2,520	(357)
DWS CROCI® International VIP B
2023	387	618	(231)
2022	920	2,039	(1,119)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Global Small Cap VIP A
2023	—	41	(41)
2022	—	40	(40)
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A
2023	8,800	32,986	(24,186)
2022	14,725	29,565	(14,840)
DWS Global Income Builder VIP A
2023	970	10,288	(9,318)
2022	2,408	16,130	(13,722)
DWS Government Money Market VIP A
2023	18,018	109,455	(91,437)
2022	105,056	243,805	(138,749)
DWS High Income VIP A
2023	2,986	4,809	(1,823)
2022	3,851	9,772	(5,921)
DWS International Growth VIP A
2023	—	2	(2)
2022	—	2	(2)
DWS Small Mid Cap Growth VIP A
2023	14,376	40,044	(25,668)
2022	34,826	63,461	(28,635)
DWS Small Mid Cap Value VIP A
2023	—	7	(7)
2022	—	7	(7)
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A
2023	—	87	(87)
2022	3	2,228	(2,225)
DWS Small Cap Index VIP A
2023	153	346	(193)
2022	604	513	91

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund
2023	73	1,478	(1,405)
2022	1,022	2,563	(1,541)
Fidelity VIP Equity Income
2023	569	1,671	(1,102)
2022	1,777	3,369	(1,592)
Fidelity VIP Growth
2023	165	860	(695)
2022	1,045	4,196	(3,151)
Fidelity VIP Growth Opportunities
2023	87	1,100	(1,013)
2022	762	1,765	(1,003)
Fidelity VIP High Income
2023	736	1,032	(296)
2022	1,822	2,032	(210)
Fidelity VIP II Index 500
2023	15	318	(303)
2022	215	665	(450)
Fidelity VIP Overseas
2023	148	610	(462)
2022	247	243	4
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2
2023	420	397	23
2022	839	1,648	(809)
FTVIP Templeton Foreign Fund CL 2
2023	88	258	(170)
2022	779	873	(94)
FTVIP Templeton Global Bond Fund CL 2
2023	165	218	(53)
2022	292	270	22
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I
2023	20	202	(182)
2022	29	814	(785)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Diversified Dividend Fund Series I
2023	231	155	76
2022	513	1,251	(738)
Invesco V.I. Equity and Income Fund Series I
2023	—	—	—
2022	—	1	(1)
Invesco V.I. Technology Fund Series I
2023	127	543	(416)
2022	611	340	271
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S
2023	1,132	4,939	(3,807)
2022	3,051	5,445	(2,394)
Janus Henderson Enterprise Portfolio I-S
2023	246	2,280	(2,034)
2022	1,124	1,840	(716)
Janus Henderson Flexible Bond Portfolio I-S
2023	1,213	531	682
2022	1,081	2,047	(966)
Janus Henderson Forty Portfolio I-S
2023	175	1,826	(1,651)
2022	1,163	1,783	(620)
Janus Henderson Global Research Portfolio I-S
2023	449	2,851	(2,402)
2022	2,156	2,822	(666)
Janus Henderson Overseas Portfolio I-S
2023	680	2,361	(1,681)
2022	1,867	3,282	(1,415)
Janus Henderson Research Portfolio I-S
2023	541	3,251	(2,710)
2022	3,251	2,926	325
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond(U.S. Dollar- Hedged) - Admin
2023	132	199	(67)
2022	208	311	(103)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
PIMCO PVIT Low Duration Portfolio - Admin
2023	91	1,083	(992)
2022	292	462	(170)

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable life products, as discussed in Note 1, which are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the policy owner’s account. Differences in fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the highest and lowest expense ratio. The summaries may not reflect the minimum and maximum policy charges offered by ZALICO as policy owners may not have selected all available and applicable policy options.

A summary of the units outstanding, unit fair value and net assets for variable life insurance policies, investment income and expense ratios, excluding expenses of the underlying funds, and total return for each of the five years in the period ended December 31, 2023, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units (000s)	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios
Alger Balanced-Class I-2
2023	18	$31.008	$32.564	$559	1.42%	0.20%	0.90%	16.38%	17.20%
2022	19	26.642	40.231	512	1.10%	0.20%	0.90%	(12.10)%	(11.49)%
2021	20	30.310	45.632	613	0.86%	0.20%	0.90%	18.06%	18.88%
2020	19	25.674	38.538	498	1.23%	0.20%	0.90%	9.25%	10.01%
2019	19	23.471	35.171	449	1.46%	0.20%	0.90%	18.44%	19.26%
Alger Capital Appreciation-Class I-2
2023	9	57.985	57.985	533	N/A	0.90%	0.90%	41.86%	41.86%
2022	11	40.875	40.875	459	N/A	0.90%	0.90%	(37.09)%	(37.09)%
2021	11	64.973	64.973	734	N/A	0.90%	0.90%	18.06%	18.06%
2020	11	55.032	55.032	625	N/A	0.90%	0.90%	40.49%	40.49%
2019	13	39.171	39.171	526	N/A	0.90%	0.90%	32.39%	32.39%
Alger Growth & Income-Class I-2
2023	19	55.514	64.676	1,007	1.39%	0.20%	0.60%	23.19%	23.68%
2022	19	43.627	52.500	849	1.35%	0.20%	0.60%	(15.49)%	(15.15)%
2021	20	51.519	62.119	1,038	1.16%	0.20%	0.60%	30.88%	31.40%
2020	21	39.286	47.464	832	1.29%	0.20%	0.60%	14.19%	14.65%
2019	22	34.334	41.564	752	1.60%	0.20%	0.60%	28.70%	29.21%
Alger Large Cap Growth-Class I-2
2023	16	56.272	214.876	902	N/A	0.20%	0.60%	31.88%	32.40%
2022	18	41.310	162.934	729	N/A	0.20%	0.60%	(39.02)%	(38.78)%
2021	17	67.609	267.192	1,158	N/A	0.20%	0.60%	11.17%	11.62%
2020	18	60.692	240.335	1,118	0.17%	0.20%	0.60%	66.03%	66.70%
2019	22	36.482	144.751	804	N/A	0.20%	0.60%	26.67%	27.18%
Alger Mid Cap Growth-Class I-2
2023	32	46.389	132.358	1,458	N/A	0.20%	0.60%	22.44%	22.93%
2022	33	36.680	108.100	1,234	N/A	0.20%	0.60%	-36.45%	-36.20%
2021	34	57.607	170.112	1,980	N/A	0.20%	0.60%	3.58%	4.00%
2020	36	55.504	164.228	2,043	N/A	0.20%	0.60%	63.65%	64.30%
2019	39	33.850	100.350	1,330	N/A	0.20%	0.60%	29.48%	30.00%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units (000s)	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value
2023	2	$25.334	$40.678	$60	1.54%	0.20%	0.60%	8.01%	8.44%
2022	2	23.456	37.513	84	1.68%	0.20%	0.60%	(13.25)%	(12.91)%
2021	2	27.040	43.074	101	1.12%	0.20%	0.60%	22.91%	23.40%
2020	2	22.000	34.905	84	1.81%	0.20%	0.60%	11.14%	11.59%
2019	2	19.794	31.281	75	2.09%	0.20%	0.60%	23.21%	23.70%
American Century VP International
2023	2	17.818	25.226	42	1.43%	0.20%	0.60%	11.90%	12.35%
2022	2	15.923	22.454	38	1.26%	0.20%	0.60%	(25.20)%	(24.90)%
2021	2	21.288	29.900	47	0.16%	0.20%	0.60%	8.10%	8.53%
2020	2	19.693	27.550	44	0.43%	0.20%	0.60%	25.13%	25.63%
2019	2	15.738	21.930	35	0.84%	0.20%	0.60%	27.65%	28.16%
American Century VP Ultra
2023	2	60.102	82.418	146	N/A	0.20%	0.60%	42.66%	43.22%
2022	2	42.131	57.545	102	N/A	0.20%	0.60%	(32.78)%	(32.51)%
2021	2	62.674	85.264	167	N/A	0.20%	0.60%	22.43%	22.91%
2020	2	51.194	69.369	130	N/A	0.20%	0.60%	48.96%	49.55%
2019	2	34.367	46.384	89	N/A	0.20%	0.60%	33.78%	34.31%
American Century VP Value
2023	9	34.036	40.621	375	2.35%	0.20%	0.60%	8.45%	8.88%
2022	10	31.384	37.308	350	2.04%	0.20%	0.60%	(0.06)%	0.34%
2021	11	31.402	37.181	372	1.82%	0.20%	0.60%	23.77%	24.26%
2020	11	25.372	29.922	326	2.01%	0.20%	0.60%	0.38%	0.78%
2019	11	25.277	29.691	331	2.10%	0.20%	0.60%	26.28%	26.78%
Advanced Series Trust
AST Core Fixed Income Portfolio (c)
2023	43	9.187	9.187	392	N/A	0.90%	0.90%	5.40%	5.40%
2022	44	8.716	8.716	385	N/A	0.90%	0.90%	(12.84)%	(12.84)%
AST International Equity Portfolio (a)
2023	21	27.256	27.256	574	N/A	0.90%	0.90%	16.71%	16.71%
2022	22	23.354	23.354	508	N/A	0.90%	0.90%	(29.32)%	(29.32)%
2021	23	33.042	33.042	749	N/A	0.90%	0.90%	11.50%	11.50%
2020	25	29.635	29.635	736	N/A	0.90%	0.90%	30.15%	30.15%
2019	27	22.770	22.770	614	N/A	0.90%	0.90%	30.93%	30.93%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
AST Large-Cap Growth Portfolio (e)
2023	908	$13.509	$13.509	$12,271	N/A	0.90%	0.90%	42.35%	42.35%
2022	976	9.490	9.490	9,258	N/A	0.90%	0.90%	(5.10)%	(5.10)%
AST Large-Cap Value Portfolio (d)
2023	44	68.355	68.355	3,021	N/A	0.90%	0.90%	8.77%	8.77%
2022	48	62.842	62.842	3,033	N/A	0.90%	0.90%	0.80%	0.80%
2021	23	62.344	62.344	1,405	N/A	0.90%	0.90%	28.06%	28.06%
2020	23	48.683	48.683	1,126	N/A	0.90%	0.90%	(0.62)%	(0.62)%
2019	24	48.988	48.988	1,173	N/A	0.90%	0.90%	28.37%	28.37%
AST Mid-Cap Growth Portfolio
2023	27	86.749	86.749	2,384	N/A	0.90%	0.90%	20.85%	20.85%
2022	29	71.780	71.780	2,094	N/A	0.90%	0.90%	(31.55)%	(31.55)%
2021	31	104.862	104.862	3,260	N/A	0.90%	0.90%	9.50%	9.50%
2020	32	95.764	95.764	3,097	N/A	0.90%	0.90%	33.64%	33.64%
2019	35	71.660	71.660	2,509	N/A	0.90%	0.90%	28.99%	28.99%
AST Small Cap Growth
2023	4	75.163	75.163	313	N/A	0.90%	0.90%	16.06%	16.06%
2022	4	64.764	64.764	274	N/A	0.90%	0.90%	(28.22)%	(28.22)%
2021	5	90.225	90.225	415	N/A	0.90%	0.90%	3.60%	3.60%
2020	5	87.088	87.088	416	N/A	0.90%	0.90%	47.07%	47.07%
2019	5	59.217	59.217	296	N/A	0.90%	0.90%	28.96%	28.96%
AST T Rowe Price Asset Allocation
2023	18	61.070	61.070	1,115	N/A	0.90%	0.90%	15.82%	15.82%
2022	20	52.726	52.726	1,035	N/A	0.90%	0.90%	(17.09)%	(17.09)%
2021	21	63.597	63.597	1,324	N/A	0.90%	0.90%	11.41%	11.41%
2020	21	57.085	57.085	1,175	N/A	0.90%	0.90%	11.53%	11.53%
2019	22	51.183	51.183	1,141	N/A	0.90%	0.90%	19.77%	19.77%
AST BlackRock Low Duration Bond (b)
2022	N/A	19.895	19.895	N/A	N/A	0.90%	0.90%	(1.61)%	(1.61)%
2021	8	20.220	20.220	161	N/A	0.90%	0.90%	(1.49)%	(1.49)%
2020	8	20.526	20.526	163	N/A	0.90%	0.90%	1.65%	1.65%
2019	9	20.193	20.193	176	N/A	0.90%	0.90%	3.69%	3.69%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
AST BlackRock Loomis Sayles Bond Portfolio (b)
2022	N/A	$29.876	$29.876	N/A	N/A	0.90%	0.90%	(3.34)%	(3.34)%
2021	12	30.909	30.909	363	N/A	0.90%	0.90%	(2.01)%	(2.01)%
2020	12	31.545	31.545	380	N/A	0.90%	0.90%	6.41%	6.41%
2019	13	29.645	29.645	397	N/A	0.90%	0.90%	8.25%	8.25%
AST Loomis Sayles Large-Cap Growth Portfolio (b)
2022	N/A	101.628	101.628	N/A	N/A	0.90%	0.90%	(27.91)%	(27.91)%
2021	102	140.977	140.977	14,416	N/A	0.90%	0.90%	17.30%	17.30%
2020	105	120.184	120.184	12,667	N/A	0.90%	0.90%	30.42%	30.42%
2019	114	92.153	92.153	10,513	N/A	0.90%	0.90%	30.46%	30.46%
AST T Rowe Price Large-Cap Value Portfolio (b)
2022	N/A	13.767	13.767	N/A	N/A	0.90%	0.90%	0.70%	0.70%
2021	140	13.671	13.671	1,909	N/A	0.90%	0.90%	24.42%	24.42%
2020	143	10.988	10.988	1,569	N/A	0.90%	0.90%	1.18%	1.18%
2019	146	10.860	10.860	1,590	N/A	0.90%	0.90%	8.60%	8.60%
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2023	3	49.959	49.959	130	0.77%	0.90%	0.90%	17.26%	17.26%
2022	3	42.606	42.606	111	0.69%	0.90%	0.90%	(14.84)%	(14.84)%
2021	3	50.032	50.032	131	0.63%	0.90%	0.90%	24.76%	24.76%
2020	3	40.102	40.102	106	0.70%	0.90%	0.90%	7.14%	7.14%
2019	3	37.429	37.429	99	0.83%	0.90%	0.90%	19.11%	19.11%
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares
2023	14	57.248	159.665	776	1.45%	0.20%	0.60%	25.18%	25.68%
2022	15	44.276	127.549	679	1.30%	0.20%	0.60%	(18.80)%	(18.48)%
2021	17	54.422	157.089	938	1.15%	0.20%	0.60%	27.65%	28.16%
2020	17	42.550	123.066	734	1.47%	0.20%	0.60%	17.30%	17.77%
2019	17	36.202	104.912	622	1.74%	0.20%	0.60%	30.40%	30.92%
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2023	5	30.083	53.276	198	0.72%	0.20%	0.90%	22.72%	23.57%
2022	5	24.514	90.843	162	0.49%	0.20%	0.90%	(23.56)%	(23.03)%
2021	5	32.069	118.489	213	0.75%	0.20%	0.90%	25.86%	26.74%
2020	5	25.479	93.860	170	0.99%	0.20%	0.90%	23.04%	23.90%
2019	5	20.708	76.060	139	1.53%	0.20%	0.90%	33.16%	34.09%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares
2023	5	$51.414	$178.613	$236	0.70%	0.20%	0.60%	20.25%	20.73%
2022	5	41.395	148.535	213	0.61%	0.20%	0.60%	(18.55)%	(18.23)%
2021	6	50.723	182.370	283	0.44%	0.20%	0.60%	26.37%	26.88%
2020	6	40.058	144.311	225	0.74%	0.20%	0.60%	22.95%	23.44%
2019	6	32.516	117.370	181	1.20%	0.20%	0.60%	35.29%	35.83%
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
2023	22	37.778	204.855	824	0.32%	0.20%	0.60%	8.63%	9.06%
2022	22	33.668	188.577	762	N/A	0.20%	0.60%	(17.12)%	(16.79)%
2021	23	40.541	227.521	954	0.11%	0.20%	0.60%	15.77%	16.23%
2020	25	34.950	196.534	867	0.55%	0.20%	0.60%	19.18%	19.65%
2019	24	29.268	164.909	708	N/A	0.20%	0.60%	21.05%	21.54%
Deutsche DWS Variable Series I
DWS Capital Growth VIP A
2023	112	50.793	67.255	6,410	0.07%	0.20%	0.90%	37.34%	38.30%
2022	123	36.982	91.041	5,072	0.09%	0.20%	0.90%	(31.36)%	(30.88)%
2021	129	53.875	132.233	7,806	0.21%	0.20%	0.90%	21.68%	22.53%
2020	133	44.275	108.347	6,583	0.48%	0.20%	0.90%	37.80%	38.77%
2019	144	32.129	78.391	5,174	0.43%	0.20%	0.90%	35.91%	36.86%
DWS Core Equity VIP A
2023	34	44.988	62.832	1,709	0.91%	0.20%	0.90%	24.45%	25.32%
2022	38	36.148	50.137	1,539	0.76%	0.20%	0.90%	(16.28)%	(15.70)%
2021	40	43.179	59.473	1,932	0.75%	0.20%	0.90%	24.18%	25.05%
2020	43	34.770	47.560	1,654	1.27%	0.20%	0.90%	15.10%	15.90%
2019	46	30.209	41.034	1,526	1.13%	0.20%	0.90%	29.14%	30.04%
DWS Core Equity VIP B
2023	3	45.541	45.541	145	0.48%	0.90%	0.90%	24.06%	24.06%
2022	5	36.710	36.710	194	0.45%	0.90%	0.90%	(16.48)%	(16.48)%
2021	6	43.952	43.952	248	0.45%	0.90%	0.90%	23.83%	23.83%
2020	6	35.494	35.494	202	1.00%	0.90%	0.90%	14.64%	14.64%
2019	6	30.962	30.962	186	0.78%	0.90%	0.90%	28.76%	28.76%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS CROCI® International VIP A
2023	14	$12.176	16.785	$241	3.08%	0.20%	0.90%	17.89%	18.71%
2022	16	10.328	17.691	234	2.99%	0.20%	0.90%	(13.96)%	(13.36)%
2021	17	12.004	20.561	278	2.49%	0.20%	0.90%	8.26%	9.02%
2020	17	11.088	18.992	262	3.07%	0.20%	0.90%	1.70%	2.41%
2019	16	10.903	18.675	249	3.06%	0.20%	0.90%	20.69%	21.53%
DWS CROCI® International VIP B
2023	14	19.362	19.362	272	2.98%	0.90%	0.90%	17.52%	17.52%
2022	14	16.476	16.476	235	2.74%	0.90%	0.90%	(14.28)%	(14.28)%
2021	15	19.222	19.222	296	2.21%	0.90%	0.90%	7.97%	7.97%
2020	15	17.803	17.803	271	2.76%	0.90%	0.90%	1.58%	1.58%
2019	14	17.527	17.527	244	2.70%	0.90%	0.90%	20.15%	20.15%
DWS Global Small Cap VIP A
2023	8	37.398	37.398	308	0.86%	0.90%	0.90%	23.45%	23.45%
2022	8	30.293	30.293	251	0.51%	0.90%	0.90%	(24.73)%	(24.73)%
2021	8	40.246	40.246	335	0.34%	0.90%	0.90%	13.92%	13.92%
2020	10	35.330	35.330	349	0.73%	0.90%	0.90%	16.31%	16.31%
2019	11	30.374	30.374	340	N/A	0.90%	0.90%	20.21%	20.21%
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A
2023	253	2.711	31.879	2,089	1.64%	0.90%	0.90%	19.69%	19.69%
2022	277	2.265	26.635	1,811	1.71%	0.90%	0.90%	(16.15)%	(16.15)%
2021	292	2.702	31.765	2,212	1.93%	0.90%	0.90%	25.56%	25.56%
2020	292	2.152	25.300	1,780	2.07%	0.90%	0.90%	(12.94)%	(12.94)%
2019	279	2.472	29.061	2,026	1.95%	0.90%	0.90%	31.77%	31.77%
DWS Global Income Builder VIP A
2023	120	6.595	26.090	1,236	3.04%	0.20%	0.90%	13.87%	14.66%
2022	129	5.538	22.754	1,164	2.85%	0.20%	0.90%	(15.74)%	(15.15)%
2021	143	6.552	26.817	1,488	2.44%	0.20%	0.90%	9.97%	10.73%
2020	160	5.941	24.217	1,471	3.03%	0.20%	0.90%	7.31%	8.06%
2019	182	5.520	22.411	1,513	3.92%	0.20%	0.90%	19.09%	19.92%
DWS Government Money Market VIP A
2023	1,046	1.340	14.737	2,524	4.56%	0.00%	0.90%	3.81%	4.75%
2022	1,138	1.205	14.069	2,646	1.07%	0.00%	0.90%	0.41%	1.31%
2021	1276	1.196	13.887	2,871	0.01%	0.00%	0.90%	(0.88)%	0.01%
2020	867	1.203	13.886	1,977	0.24%	0.00%	0.90%	(0.66)%	0.24%
2019	619	1.208	13.853	1,308	1.80%	0.00%	0.90%	0.86%	1.77%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS High Income VIP A
2023	89	$3.540	$29.022	$660	5.14%	0.90%	0.90%	10.35%	10.35%
2022	91	3.208	26.301	619	5.09%	0.90%	0.90%	(9.69)%	(9.69)%
2021	97	3.552	29.124	711	4.59%	0.90%	0.90%	3.08%	3.08%
2020	94	3.446	28.255	679	5.94%	0.90%	0.90%	5.29%	5.29%
2019	105	3.273	26.835	853	5.87%	0.90%	0.90%	14.66%	14.66%
DWS International Growth VIP A
2023	—	27.801	27.801	4	0.77%	0.90%	0.90%	15.01%	15.01%
2022	—	24.173	24.173	4	0.94%	0.90%	0.90%	(29.15)%	(29.15)%
2021	—	34.118	34.118	5	0.43%	0.90%	0.90%	7.15%	7.15%
2020	—	31.843	31.843	8	1.33%	0.90%	0.90%	21.59%	21.59%
2019	—	26.188	26.188	7	1.68%	0.90%	0.90%	30.05%	30.05%
DWS Small Mid Cap Growth VIP A
2023	586	4.283	40.824	4,004	0.02%	0.20%	0.90%	17.77%	18.59%
2022	611	3.637	34.424	3,509	N/A	0.20%	0.90%	(28.66)%	(28.16)%
2021	640	5.098	47.919	5,107	0.04%	0.20%	0.90%	12.83%	13.61%
2020	672	4.519	42.177	4,784	0.04%	0.20%	0.90%	29.02%	29.02%
2019	718	3.502	32.464	3,966	N/A	0.20%	0.90%	21.32%	22.17%
DWS Small Mid Cap Value VIP A
2023	1	64.685	64.685	86	1.12%	0.90%	0.90%	13.93%	13.93%
2022	1	56.778	56.778	76	0.82%	0.90%	0.90%	(16.55)%	(16.55)%
2021	1	68.042	68.042	91	1.30%	0.90%	0.90%	29.34%	29.34%
2020	1	52.608	52.608	71	1.18%	0.90%	0.90%	(1.68)%	(1.68)%
2019	1	53.509	53.509	73	0.81%	0.90%	0.90%	20.43%	20.43%
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A
2023	18	45.337	45.337	807	1.35%	0.90%	0.90%	24.88%	24.88%
2022	18	36.305	36.305	650	1.11%	0.90%	0.90%	(19.07)%	(19.07)%
2021	20	44.857	44.857	903	1.46%	0.90%	0.90%	27.25%	27.25%
2020	21	35.250	35.250	731	1.47%	0.90%	0.90%	17.04%	17.04%
2019	19	30.118	30.118	582	1.91%	0.90%	0.90%	30.02%	30.02%
DWS Small Cap Index VIP A
2023	4	39.204	51.507	151	1.10%	0.20%	0.60%	16.06%	16.53%
2022	4	32.702	44.378	136	0.85%	0.20%	0.60%	(21.11)%	(20.79)%
2021	4	41.369	56.252	168	0.89%	0.20%	0.60%	13.82%	14.27%
2020	4	36.274	49.422	153	0.91%	0.20%	0.60%	18.72%	19.19%
2019	4	30.494	41.630	122	1.00%	0.20%	0.60%	24.48%	24.97%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund
2023	23	$167.084	$167.084	$3,814	0.49%	0.90%	0.90%	32.27%	32.27%
2022	24	126.325	126.325	3,061	0.46%	0.90%	0.90%	(26.97)%	(26.97)%
2021	26	172.975	172.975	4,458	0.06%	0.90%	0.90%	26.70%	26.70%
2020	28	136.529	136.529	3,764	0.24%	0.90%	0.90%	29.40%	29.40%
2019	31	105.507	105.507	3,322	0.47%	0.90%	0.90%	30.40%	30.40%
Fidelity VIP Equity Income
2023	21	42.167	102.736	1,201	1.88%	0.20%	0.90%	9.66%	10.43%
2022	22	37.116	93.683	1,153	1.79%	0.20%	0.90%	(5.80)%	(5.15)%
2021	24	39.208	99.455	1,333	1.94%	0.20%	0.90%	23.78%	24.64%
2020	25	31.519	80.349	1,141	1.64%	0.20%	0.90%	5.74%	6.48%
2019	26	29.660	75.985	1,114	2.03%	0.20%	0.90%	26.31%	27.19%
Fidelity VIP Growth
2023	17	78.791	225.042	1,281	0.13%	0.20%	0.60%	35.43%	35.97%
2022	17	56.327	166.172	983	0.59%	0.20%	0.60%	(24.91)%	(24.61)%
2021	20	74.860	221.286	1,540	N/A	0.20%	0.60%	22.48%	22.97%
2020	21	60.999	180.671	1,269	0.07%	0.20%	0.60%	43.04%	43.61%
2019	23	42.561	126.310	982	0.27%	0.20%	0.60%	33.51%	34.05%
Fidelity VIP Growth Opportunities
2023	15	122.316	122.316	1,824	N/A	0.90%	0.90%	44.36%	44.36%
2022	16	84.732	84.732	1,350	N/A	0.90%	0.90%	(38.70)%	(38.70)%
2021	17	138.229	138.229	2,340	N/A	0.90%	0.90%	10.94%	10.94%
2020	18	124.594	124.594	2,235	0.01%	0.90%	0.90%	67.15%	67.15%
2019	22	74.538	74.538	1,613	0.16%	0.90%	0.90%	39.58%	39.58%
Fidelity VIP High Income
2023	6	23.529	24.861	146	5.60%	0.20%	0.90%	9.49%	10.26%
2022	6	20.743	22.705	139	4.96%	0.20%	0.90%	(12.16)%	(11.55)%
2021	6	23.499	25.849	162	5.54%	0.20%	0.90%	3.48%	4.20%
2020	6	22.596	24.980	144	4.81%	0.20%	0.90%	1.83%	2.54%
2019	6	22.080	24.531	143	5.14%	0.20%	0.90%	14.08%	14.88%
Fidelity VIP II Index 500
2023	5	674.867	674.867	3,382	1.46%	0.90%	0.90%	25.07%	25.07%
2022	5	539.585	539.585	2,868	1.37%	0.90%	0.90%	(18.94)%	(18.94)%
2021	6	665.670	665.670	3,838	1.26%	0.90%	0.90%	27.43%	27.43%
2020	6	522.379	522.379	3,178	1.59%	0.90%	0.90%	17.18%	17.18%
2019	7	445.774	445.774	3,074	1.98%	0.90%	0.90%	30.18%	30.18%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity VIP Overseas
2023	3	$25.786	$49.578	$80	1.01%	0.20%	0.60%	19.79%	20.27%
2022	4	20.840	41.388	76	0.97%	0.20%	0.60%	(24.93)%	(24.63)%
2021	3	27.707	55.135	101	0.54%	0.20%	0.60%	18.99%	19.46%
2020	4	23.240	46.338	87	0.38%	0.20%	0.60%	14.92%	15.38%
2019	5	20.182	40.320	92	1.72%	0.20%	0.60%	27.00%	27.51%
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2
2023	7	17.876	18.985	129	2.07%	0.20%	0.90%	11.62%	12.40%
2022	7	16.015	17.262	114	2.24%	0.20%	0.90%	(22.68)%	(22.14)%
2021	8	20.712	22.259	165	0.89%	0.20%	0.90%	(6.58)%	(5.93)%
2020	8	22.171	23.756	169	3.75%	0.20%	0.90%	16.14%	16.95%
2019	7	19.090	20.394	132	0.98%	0.20%	0.90%	25.57%	26.44%
FTVIP Templeton Foreign Fund CL 2
2023	3	18.759	41.174	63	3.22%	0.20%	0.60%	20.04%	20.52%
2022	4	15.130	34.301	55	2.90%	0.20%	0.60%	(8.16)%	(7.79)%
2021	4	16.440	37.347	61	1.91%	0.20%	0.60%	3.54%	3.95%
2020	4	15.847	36.071	56	2.97%	0.20%	0.60%	(1.75)%	(1.36)%
2019	3	16.097	36.712	52	1.70%	0.20%	0.60%	11.86%	12.30%
FTVIP Templeton Global Bond Fund CL 2
2023	3	14.775	32.915	41	N/A	0.20%	0.60%	2.27%	2.68%
2022	3	13.987	32.183	41	N/A	0.20%	0.60%	(5.52)%	(5.14)%
2021	3	14.774	34.062	43	N/A	0.20%	0.60%	(5.56)%	(5.18)%
2020	3	15.613	36.068	42	10.46%	0.20%	0.60%	(5.85)%	(5.47)%
2019	6	16.549	38.307	100	7.00%	0.20%	0.60%	1.40%	1.81%
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I
2023	5	13.491	13.690	68	N/A	0.20%	0.60%	12.48%	12.93%
2022	5	11.995	12.123	63	N/A	0.20%	0.60%	(31.39)%	(31.12)%
2021	6	17.483	17.600	105	N/A	0.20%	0.60%	18.39%	18.86%
2020	7	14.768	14.807	103	N/A	0.20%	0.60%	47.68%	48.07%
Invesco V.I. Diversified Dividend Fund Series I
2023	3	23.033	29.893	88	1.98%	0.20%	0.60%	8.40%	8.83%
2022	3	21.249	27.468	79	1.76%	0.20%	0.60%	(2.26)%	(1.88)%
2021	4	18.396	23.592	100	2.16%	0.20%	0.60%	18.18%	18.66%
2020	4	18.396	23.592	92	2.97%	0.20%	0.60%	(0.46)%	(0.06)%
2019	3	18.480	23.605	78	2.84%	0.20%	0.60%	24.35%	24.84%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Invesco V.I. Equity and Income Fund Series I
2023	—	$10.557	$10.557	—	1.99%	0.90%	0.90%	9.57%	9.57%
2022	—	9.634	9.634	—	1.72%	0.90%	0.90%	(8.33)%	(8.33)%
2021	—	10.510	10.510	164	3.62%	0.90%	0.90%	5.10%	5.10%
Invesco V.I. Technology Fund Series I
2023	4	58.631	65.996	244	N/A	0.20%	0.60%	46.07%	46.65%
2022	4	40.139	45.002	185	N/A	0.20%	0.60%	(40.31)%	(40.07)%
2021	4	67.244	75.090	288	N/A	0.20%	0.60%	13.73%	14.18%
2020	4	59.126	65.763	285	N/A	0.20%	0.60%	45.24%	45.82%
2019	5	40.708	45.098	217	N/A	0.20%	0.60%	35.07%	35.61%
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S
2023	54	38.902	118.602	2,059	2.08%	0.20%	0.60%	14.73%	15.18%
2022	58	32.828	103.377	1,916	1.19%	0.20%	0.60%	(16.90)%	(16.57)%
2021	61	39.426	124.400	2,394	0.91%	0.20%	0.60%	16.50%	16.96%
2020	59	33.775	106.784	2,012	1.73%	0.20%	0.60%	13.63%	14.08%
2019	62	29.665	93.975	1,857	1.97%	0.20%	0.60%	21.86%	22.34%
Janus Henderson Enterprise Portfolio I-S
2023	23	69.202	192.309	1,571	0.16%	0.20%	0.60%	17.37%	17.84%
2022	25	57.082	163.849	1,453	0.19%	0.20%	0.60%	(16.44)%	(16.11)%
2021	26	68.178	196.088	1,783	0.32%	0.20%	0.60%	16.13%	16.60%
2020	28	58.590	168.847	1,647	0.07%	0.20%	0.60%	18.76%	19.24%
2019	35	49.236	142.173	1,733	0.21%	0.20%	0.60%	34.68%	35.21%
Janus Henderson Flexible Bond Portfolio I-S
2023	5	17.210	28.493	90	4.52%	0.20%	0.60%	4.88%	5.29%
2022	5	15.887	27.169	75	2.21%	0.20%	0.60%	(14.17)%	(13.83)%
2021	6	18.474	31.655	105	2.08%	0.20%	0.60%	(1.49)%	(1.10)%
2020	5	18.716	32.134	97	2.80%	0.20%	0.60%	9.82%	10.26%
2019	5	17.008	29.260	89	2.86%	0.20%	0.60%	8.92%	9.35%
Janus Henderson Forty Portfolio I-S
2023	16	166.723	166.723	2,704	0.19%	0.90%	0.90%	38.72%	38.72%
2022	18	120.188	120.188	2,148	0.17%	0.90%	0.90%	(34.14)%	(34.14)%
2021	18	182.502	182.502	3,375	N/A	0.90%	0.90%	21.80%	21.80%
2020	20	149.837	149.837	2,938	0.26%	0.90%	0.90%	38.16%	38.16%
2019	21	108.453	108.453	2,322	0.16%	0.90%	0.90%	35.94%	35.94%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Henderson Global Research Portfolio I-S
2023	26	$41.264	$100.017	$1,066	0.93%	0.20%	0.60%	26.02%	26.53%
2022	29	31.700	79.364	921	0.98%	0.20%	0.60%	(19.89)%	(19.57)%
2021	30	39.492	99.070	1,172	0.53%	0.20%	0.60%	17.39%	17.85%
2020	31	33.576	84.397	1,039	0.67%	0.20%	0.60%	19.34%	19.82%
2019	31	28.078	70.717	873	1.02%	0.20%	0.60%	28.27%	28.79%
Janus Henderson Overseas Portfolio I-S
2023	27	23.022	87.516	606	1.49%	0.20%	0.60%	10.21%	10.65%
2022	29	20.223	79.406	583	1.64%	0.20%	0.60%	(9.15)%	(8.79)%
2021	30	22.215	87.402	672	1.17%	0.20%	0.60%	12.91%	13.36%
2020	33	19.637	77.411	639	1.22%	0.20%	0.60%	15.60%	16.06%
2019	34	16.952	66.963	577	1.70%	0.20%	0.60%	26.26%	26.76%
Janus Henderson Research Portfolio I-S
2023	27	62.502	113.393	1,616	0.15%	0.20%	0.60%	42.32%	42.89%
2022	29	42.518	79.675	1,249	0.15%	0.20%	0.60%	(30.31)%	(30.03)%
2021	29	60.887	114.325	1,765	0.10%	0.20%	0.60%	19.62%	20.09%
2020	32	50.802	95.577	1,588	0.39%	0.20%	0.60%	32.16%	32.69%
2019	34	38.363	72.319	1,311	0.47%	0.20%	0.60%	34.71%	35.25%
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin
2023	3	23.719	23.719	72	2.55%	0.90%	0.90%	8.05%	8.05%
2022	3	21.952	21.952	68	1.47%	0.90%	0.90%	(10.95)%	(10.95)%
2021	3	24.653	24.653	79	1.58%	0.90%	0.90%	(2.83)%	(2.83)%
2020	3	25.371	25.371	80	5.83%	0.90%	0.90%	4.62%	4.62%
2019	3	24.252	24.252	78	1.79%	0.90%	0.90%	6.05%	6.05%
PIMCO PVIT Low Duration Portfolio - Admin
2023	2	16.573	16.573	33	3.14%	0.90%	0.90%	4.04%	4.04%
2022	3	15.930	15.930	47	1.65%	0.90%	0.90%	(6.58)%	(6.58)%
2021	3	17.052	17.052	54	0.55%	0.90%	0.90%	(1.81)%	(1.81)%
2020	3	17.366	17.366	47	1.21%	0.90%	0.90%	2.07%	2.07%
2019	3	17.014	17.014	50	2.78%	0.90%	0.90%	3.10%	3.10%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Notes:

(1)	Net Assets equals Policy Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends, excluding distribution of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes the expense charges that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends in the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges for each period presented. The ratios include only those expenses that result in a direct reduction to unit values. Charges that require redemption of policy owner units and expenses of the underlying fund are excluded. N/A is noted if the subaccount ceased as an investment option.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. N/A is noted if the subaccount ceased as an investment option.

(a)	Effective March 10, 2023, name changed from AST International Growth Portfolio to AST International Equity Portfolio.
(b)	Subaccount closed during 2022.
(c)	Subaccount commenced operations February 11, 2022.
(d)

Effective February 11, 2022, the AST T Rowe Price Large-Cap Value Portfolio closed, and the funds transferred to the following subaccount: AST Hotchkis Wiley Large-Cap Value Portfolio, which then changed its name to AST Large-Cap Value Portfolio.

(e)	Subaccount commenced operations June 10, 2022.

(7)	Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through April 25, 2024. All accounting and disclosure requirements related to subsequent events are included in the financial statements.